Shareholders' (Deficit) Equity - outstanding warrants (Details) - American Depositary Shares - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Equity-classified Warrants	5,133,924	658,610	567,673
Liability-classified Warrants	1,510,000	1,510,000	1,510,000
Warrants exercised	6,643,924	2,168,610	2,077,673
2019 Investor Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		59,211	59,211	59,211
Weighted-Average Exercise Price	$ 60	$ 60
2019 Placement Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		8,881	8,881	0
Weighted-Average Exercise Price	57	$ 57
2020 Investor Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		139,882	139,882	139,882
Weighted-Average Exercise Price	44	$ 44
2020 Placement Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		22,481	22,481	22,481
Weighted-Average Exercise Price	51	$ 51
July 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		19,919	19,919	19,919
Weighted-Average Exercise Price	46.4	$ 46.4
December 2021 Investor Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		107,775	107,775	107,775
Weighted-Average Exercise Price	33	$ 33
December 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		8,622	8,622	8,622
Weighted-Average Exercise Price	35	$ 35
March 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		186,020	186,020	186,020
Weighted-Average Exercise Price	28	$ 28
March 2022 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		14,882	14,882	14,882
Weighted-Average Exercise Price	30	$ 30
October 2023 Investor Prefunded Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		48,387		48,387
Weighted-Average Exercise Price	0.2	$ 0.2
October 2023 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants		42,550		42,550
Weighted-Average Exercise Price	$ 4.13	$ 4.13
May 2024 Investor Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants	4,029,754
Weighted-Average Exercise Price	$ 1.77
May 2024 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants	322,380
Weighted-Average Exercise Price	$ 1.89
March 2024 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Equity-classified Warrants				132,061
Weighted-Average Exercise Price	$ 1.85
Series A warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Liability-classified Warrants	755,000	755,000	755,000
Weighted-Average Exercise Price	$ 17	$ 17
Series B warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Liability-classified Warrants	755,000	755,000	755,000
Weighted-Average Exercise Price	$ 17	$ 17